Acquisitions and Dispositions (Capital Expenditures and Significant Noncash Items Relating to the Disposal Groups) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Significant noncash items
Depreciation, depletion and amortization		$ 618	$ 602
Accrued capital expenditures	[1]	671	425
East Ohio Transaction | Business Review Dispositions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capital expenditures		98	95
Significant noncash items
Depreciation, depletion and amortization		35	33
Accrued capital expenditures		30	30
PSNC Transaction | Business Review Dispositions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capital expenditures		44	43
Significant noncash items
Depreciation, depletion and amortization		22	21
Accrued capital expenditures		22	13
Questar Gas Transaction | Business Review Dispositions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capital expenditures		85	104
Significant noncash items
Depreciation, depletion and amortization		44	41
Accrued capital expenditures		18	24
Other | Business Review Dispositions
Significant noncash items
Depreciation, depletion and amortization		$ 1	$ 1

[1]	See Note 10 for noncash investing activities related to the acquisition of a noncontrolling interest in Dominion Privatization and Note 17 for noncash financing activities related to the transfer of property associated with the settlement of litigation.